Basis of Accounting - Schedule of Consolidated Statement of Financial Position (Details)	Dec. 31, 2023 USD ($) shares
As Previously Reported [Member]
Schedule of Consolidated Statement of Financial Position [Line Items]
Other receivables	$ 17,354
Inventories	2,996,964
Total current assets	3,690,314
Other assets – equipment deposits	24,260,847
Intangible assets	739,207
Total non-current assets	26,444,514
Total assets	30,134,828
Derivative financial instruments	1,449,000
Warrant liabilities	11,980
Total current liabilities	2,387,649
Convertible promissory notes	11,144,000
Total non-current liabilities	11,144,000
Total liabilities	13,531,649
Net current asset/ (liabilities)	1,302,665
Net Assets	16,603,179
Issued capital	$ 68,977,851
Paid in capital (in Shares) | shares
Other reserves	$ 1,986,542
Accumulated losses	(53,821,478)
Equity attributable to shareholders of Integrated Media Technology Limited	17,142,915
Non-controlling interests	(539,736,000,000)
Total Equity	16,603,179
Adjustment [Member]
Schedule of Consolidated Statement of Financial Position [Line Items]
Other receivables	835,155
Inventories	(2,996,964)
Total current assets	(2,161,809)
Other assets – equipment deposits	5,000,000
Intangible assets	(739,207)
Total non-current assets	4,260,793
Total assets	2,098,984
Derivative financial instruments	688,165
Warrant liabilities	(11,980)
Total current liabilities	676,185
Convertible promissory notes	2,399,746
Total non-current liabilities	2,399,746
Total liabilities	3,075,931
Net current asset/ (liabilities)	2,837,994
Net Assets	(976,947)
Issued capital	$ (185,635)
Paid in capital (in Shares) | shares	9,472,705
Other reserves	$ (1,986,542)
Accumulated losses	(8,354,756)
Equity attributable to shareholders of Integrated Media Technology Limited	(1,054,228)
Non-controlling interests	(77,281,000,000)
Total Equity	(976,947)
As Restated [Member]
Schedule of Consolidated Statement of Financial Position [Line Items]
Other receivables	852,509
Inventories
Total current assets	1,528,505
Other assets – equipment deposits	29,260,847
Intangible assets
Total non-current assets	30,705,307
Total assets	32,233,812
Derivative financial instruments	2,137,165
Warrant liabilities
Total current liabilities	3,063,834
Convertible promissory notes	13,543,746
Total non-current liabilities	13,543,746
Total liabilities	16,607,580
Net current asset/ (liabilities)	(1,535,329)
Net Assets	15,626,232
Issued capital	$ 68,792,216
Paid in capital (in Shares) | shares	9,472,705
Other reserves
Accumulated losses	(62,176,234)
Equity attributable to shareholders of Integrated Media Technology Limited	16,088,687
Non-controlling interests	(462,455,000,000)
Total Equity	$ 15,626,232